Segments (Tables)	3 Months Ended
Mar. 31, 2021
Segments
Schedule of Segment Reporting Information, by Segment

The following table sets forth financial information by reportable segment (in thousands):

	Three Months Ended March 31,
	2021	2020
Net revenues:
Licensing	$14,977	$15,644
Direct-to-Consumer	22,047	10,282
Digital Subscriptions and Content	5,642	5,203
All Other	14	645
Total	$42,680	$31,774
Operating income (loss):
Licensing	$10,581	$11,115
Direct-to-Consumer	1,675	(1,181)
Digital Subscriptions and Content	3,045	2,417
Corporate	(19,809)	(9,064)
All Other	(31)	(765)
Total	$(4,539)	$2,522